Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Investment Trust V
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS DATED JANUARY 31, 2019

1.	The section “Fund Summary—Nuveen Gresham Diversified Commodity Strategy Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.96%	0.96%	0.96%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses of the Fund	0.24%	0.24%	0.25%
Expenses of the Subsidiary	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.58%	2.33%	1.34%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.32)%	(0.32)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	2.01%	1.01%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2
Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2021 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.05% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summary—Nuveen Gresham Diversified Commodity Strategy Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I
1 Year	$696	$204	$103
3 Years	$979	$659	$352
5 Years	$1,322	$1,180	$663
10 Years	$2,288	$2,611	$1,548

Nuveen Gresham Diversified Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

NUVEEN GRESHAM DIVERSIFIED COMMODITY STRATEGY FUND

SUPPLEMENT DATED MAY 31, 2019

TO THE PROSPECTUS DATED JANUARY 31, 2019

1.	The section “Fund Summary—Nuveen Gresham Diversified Commodity Strategy Fund—Fees and Expenses of the Fund—Annual Fund Operating Expenses” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.96%	0.96%	0.96%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses of the Fund	0.24%	0.24%	0.25%
Expenses of the Subsidiary	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	1.58%	2.33%	1.34%
Fee Waivers and/or Expense Reimbursements[3,4]	(0.32)%	(0.32)%	(0.33)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.26%	2.01%	1.01%
1	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
2
Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
4
The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2021 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.05% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.

2.	The section “Fund Summary—Nuveen Gresham Diversified Commodity Strategy Fund—Fees and Expenses of the Fund—Example” is deleted in its entirety and replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class I
1 Year	$696	$204	$103
3 Years	$979	$659	$352
5 Years	$1,322	$1,180	$663
10 Years	$2,288	$2,611	$1,548

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the fee waivers currently in place are not renewed beyond July 31, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Nuveen Gresham Diversified Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	979
5 Years	rr_ExpenseExampleYear05	1,322
10 Years	rr_ExpenseExampleYear10	2,288
1 Year	rr_ExpenseExampleNoRedemptionYear01	696
3 Years	rr_ExpenseExampleNoRedemptionYear03	979
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,322
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,288
Nuveen Gresham Diversified Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.01%
1 Year	rr_ExpenseExampleYear01	$ 204
3 Years	rr_ExpenseExampleYear03	659
5 Years	rr_ExpenseExampleYear05	1,180
10 Years	rr_ExpenseExampleYear10	2,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	204
3 Years	rr_ExpenseExampleNoRedemptionYear03	659
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,611
Nuveen Gresham Diversified Commodity Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses of the Subsidiary	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	663
10 Years	rr_ExpenseExampleYear10	1,548
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	352
5 Years	rr_ExpenseExampleNoRedemptionYear05	663
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,548

[1]	Fee Waivers and/or Expense Reimbursements have been restated to reflect current contractual fees.
[2]	The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2021 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.05% of the average daily net assets of any class of Fund shares. This expense limitation may be terminated or modified prior to its expiration only with the approval of the Board of Trustees of the Fund.